CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CONDENSED CONSOLIDATED BALANCE SHEETS
Current portion of convertible notes at fair value, related party amount	$ 0	$ 38,834	$ 11,162
Convertible notes at fair value, related party amount	$ 0	$ 23,132	$ 35,751
Convertible preferred stock issuable in series, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock issuable in series, shares authorized		44,666,035	44,666,035
Convertible preferred stock issuable in series, shares issued		21,257,708	21,257,708
Convertible preferred stock issuable in series, shares outstanding		21,257,708	21,257,708
Convertible preferred stock issuable in series, liquidation preference		$ 141,920	$ 141,920
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	207,450,050	207,450,050
Common stock, shares issued	37,159,600	138,848,177	138,825,356
Common stock, shares outstanding	37,159,600	138,825,356	138,825,356
Treasury stock, shares	0	22,821	22,821